Defined contribution plan (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Employee benefit expenses	¥ 10,613	¥ 29,936	¥ 34,225